Related Party Transactions (Details)	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2020 CNY (¥)
Related Party Transactions (Details) [Line Items]
Rent expense	$ 136,532	$ 127,565		$ 63,749
Advanced as loan		10,528,965	¥ 69,883,631
Purchase price payable for acquisition (in Yuan Renminbi)		$ 7,007,905
Equity interest	49.00%	23.08%			23.08%
Payment of related party		$ 15,000,000	¥ 98,300,000
Mr. Bodang Liu [Member]
Related Party Transactions (Details) [Line Items]
Due to related party balance		393,148
Nisun BVI [Member]
Related Party Transactions (Details) [Line Items]
Due to related party balance		6,500,000
Purchase price payable for acquisition (in Yuan Renminbi) | ¥					¥ 45,900,000
Nisun Shanghai [Member]
Related Party Transactions (Details) [Line Items]
Due to related party balance	$ 10,662	1,379,310
Mr. Jian Lin [Member]
Related Party Transactions (Details) [Line Items]
Due to related party balance	$ 295,336	$ 298,851